DESCRIPTION OF THE PLAN (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) yr
EBP, Description of Plan [Line Items]
Maximum annual compensation, pretax	75.00%
Retirement contribution, percentage	2.00%
Company contribution vesting percentage	100.00%
Retirement age | yr	65
Receivable from participant account, maximum borrowing, percent	50.00%
Receivable from participant, maximum borrowing	$ 50,000
General loan maximum borrowing term	60 months
EBP, Employer Matching Contribution, Tranche One
EBP, Description of Plan [Line Items]
Employer contribution, matching	100.00%
Participant compensation matched	3.00%
BP, Employer Matching Contribution, Tranche Two
EBP, Description of Plan [Line Items]
Employer contribution, matching	50.00%
Participant compensation matched	2.00%
Minimum
EBP, Description of Plan [Line Items]
Compensation retirement percentage, range	0.00%
Involuntary cash-out limit	$ 1,000
Maximum
EBP, Description of Plan [Line Items]
Compensation retirement percentage, range	2.00%
Involuntary cash-out limit	$ 7,000